Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Risk Premium Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRPX
GMO Risk Premium Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRVX
GMO Risk Premium Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOKX